Trade and Other Receivables	12 Months Ended
Jun. 30, 2023
Trade and Other Receivables [Abstract]
TRADE AND OTHER RECEIVABLES

5. TRADE AND OTHER RECEIVABLES

	Years Ended June 30,
	2023	2022

Accrued interest income	656	18
R&D tax incentive receivable (1)	8,583,635	4,669,405
Goods and services tax receivable	16,184	55,938
Accounts receivable	65,229	-
Total Trade and Other Receivables	8,665,704	4,725,361

R&D tax incentive receivable represents the amount of the financial years 2023 and 2022 R&D tax incentive the Group expects to recover. For further details, see note 2.

(1)	Subsequent to the end of the period, on 15 August 2023 $4,725,361, representing the R&D tax incentive for the 2022 year was received.